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                                                                     Rule 497(e)
                                                              File Nos. 33-11716
                                                                    and 811-5018


                      SUPPLEMENT DATED FEBRUARY 27, 2004
                                    TO THE
                                 PROSPECTUSES
                            DATED FEBRUARY 27, 2004
                                    OF THE
                             FUNDS INDICATED BELOW

  The fund's Class L shares are not currently available to new investors, except for investments through certain retirement plans. Investors should consult with their Service Agents for more information.

                           SB GROWTH AND INCOME FUND
                       SMITH BARNEY LARGE CAP CORE FUND
                        SMITH BARNEY INTERNATIONAL FUND

                                                                        FD02929